UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22616

GL Beyond Income Fund

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY  11788

________________________________________________________________________

(Address of principal executive offices)  (Zip code)

National Registered Agents, Inc.

160 Greentree Drive, Suite 101

Dover, DE  19904

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 470-2600

Date of fiscal year end:  January 31

Date of reporting period:  July 1, 2011 - June 30, 2012

ITEM 1. PROXY VOTING RECORD: (see attached table)

Item 1, Exhibit A contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2012 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

GL Beyond Income Fund

By (Signature and Title)        /s/ Michael V. Tassone

Michael V. Tassone, President

Date:  July 31, 2012

Registrant: GL Beyond Income Fund
Investment Company Act file number: 811-22616
Reporting Period: July 1, 2011 through June 30, 2012

ITEM 1- PROXY VOTING RECORD
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type (by issuer or shareholder)	(g) Voted	(h) How was vote cast (for or against proposal, or abstain; for or withhold regarding election of directors)	(i) Was Vote For or Against Management
1	GL Beyond Income Fund has not voted any proxies for the reporting period ended June 30, 2012, because none of the holdings of the GL Beyond Income Fund are public companies.
2

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST